Offerings	Oct. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2029
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,787,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,081.47
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of these offerings is $600,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2032
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,844,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,086.43
Offering Note	See Note 1.